FINANCIAL INSTRUMENTS (Details 2) $ in Thousands	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels under capital lease | vessel	3	9
Total US Dollar floating rate debt	$ 1,524,995	$ 1,492,056
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	66,484	104,145
Restricted cash	1,420	741
Total US Dollar floating rate debt	1,525,028
Total US Dollar fixed rate debt	212,696	99,865
Floating rate debt		1,492,099
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	66,484	104,145
Restricted cash	1,420	741
Total US Dollar floating rate debt	0
Total US Dollar fixed rate debt	0	0
Floating rate debt			$ 0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Total US Dollar floating rate debt	1,525,028
Total US Dollar fixed rate debt	7,631	10,312
Floating rate debt		1,492,099
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Total US Dollar floating rate debt	0
Total US Dollar fixed rate debt	205,065	89,553
Floating rate debt		0
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	66,484	104,145
Restricted cash	1,420	741
Total US Dollar floating rate debt	1,525,028	1,492,099
Total US Dollar fixed rate debt	215,524	100,312
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	66,484	104,145
Restricted cash	1,420	741
Total US Dollar floating rate debt	1,525,028	1,492,099
Total US Dollar fixed rate debt	$ 212,696	$ 99,865